UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-02857

Name of Fund: BlackRock Bond Fund, Inc.

BlackRock Sustainable Total Return Fund

BlackRock Total Return Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30

Date of reporting period: 07/01/2022 – 06/30/2023

Item 1 – Proxy Voting Record – With regards to BlackRock Sustainable Total Return Fund, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2023 with respect to which the registrant was entitled to vote. BlackRock Total Return Fund is a feeder fund in a master/feeder structure and as such holds interests of Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”). Voting records of the Master Portfolio can be found by accessing the Form N-PX filed by the Master Portfolio (Investment Company Act file no. 811-21434, CIK no. 0001264926) on August 25, 2023.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02857
Reporting Period: 07/01/2022 - 06/30/2023
BlackRock Bond Fund, Inc.

=================== BlackRock Sustainable Total Return Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock Total Return Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Bond Fund, Inc.

Date:	August 25, 2023